Basis of Presentation and Summary of Significant Accounting Policies - Summary of Estimated Useful Lives by Asset Classification (Details) - Sarcos Corp and Subsidiaries	12 Months Ended
Dec. 31, 2020
Robotics and Manufacturing Equipment | Minimum
Summaryof Significant Accounting Policies Details [Line Items]
Useful life	1 year
Robotics and Manufacturing Equipment | Maximum
Summaryof Significant Accounting Policies Details [Line Items]
Useful life	10 years
Computer Equipment
Summaryof Significant Accounting Policies Details [Line Items]
Useful life	3 years
Software
Summaryof Significant Accounting Policies Details [Line Items]
Useful life	3 years
Furnitures and Fixtures
Summaryof Significant Accounting Policies Details [Line Items]
Useful life	3 years
Leasehold Improvements
Summaryof Significant Accounting Policies Details [Line Items]
Useful life	Lesser of the useful life or the remaining term of the lease